Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Aggregate minimum annual rentals for wholly owned real estate investments owned by the Account, excluding short-term residential leases, are as follows (in millions):

Years Ending December 31,
2014	$495.9
2015	463.2
2016	416.0
2017	368.7
2018	315.8
Thereafter	3,028.0

Total	$5,087.6